Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Suncor Energy Inc
Total	$ 2,821,500	$ 2,165,720	$ 44,710		$ 5,031,930
Suncor Energy Inc | Base Mine
Total	16,840	372,120	12,390		401,350
Suncor Energy Inc | Firebag
Total	25,920	1,157,810	5,640		1,189,370
Suncor Energy Inc | MacKay River
Total	3,000	122,580	2,950		128,530
Suncor Energy Inc | Hebron
Total		48,310			48,310
Suncor Energy Inc | Hibernia
Total		175,460			175,460
Suncor Energy Inc | Terra Nova
Total		210	4,540		4,750
Suncor Energy Inc | White Rose
Total		7,220			7,220
Suncor Energy Inc | Libya
Total	247,250	282,010			529,260
Suncor Energy Inc | U.K. Oil & Gas Taxes
Total	216,360				216,360
Suncor Energy Inc | Other
Total	620		19,190		19,810
Fort Hills Energy Limited Partnership
Total	63,760	212,390	14,000		290,150
Fort Hills Energy Limited Partnership | Fort Hills
Total	63,760	212,390	14,000		290,150
Syncrude Canada Ltd
Total	59,180	1,235,830	16,990	$ 760	1,312,760
Syncrude Canada Ltd | Syncrude
Total	$ 59,180	$ 1,235,830	$ 16,990	$ 760	$ 1,312,760